Note 8 - Contract Liabilities	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of revenue from contracts with customers [text block]
8.	CONTRACT LIABILITIES

The following table presents changes in the contract liabilities balance:

Balance, December 31, 2017	$-
Adjustment on initial application of IFRS 15	90,860
Adjusted balance, January 1, 2018	90,860
Amounts invoices and revenue deferred as at December 31, 2018	207,073
Recognition of deferred revenue included in the adjusted balance at the beginning of the period	(80,673)
Balance, December 31, 2018	$217,259
Amounts invoices and revenue deferred as at March 31, 2019	(86,633)
Recognition of deferred revenue included in period	99,549
Balance, March 31, 2019	$230,175